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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Chairman and Chief Executive Officer
Phone:            212-256-8000

Signature, Place, and Date of Signing:

 /s/ Dennis Bertron*                  NEW YORK, NEW YORK           MAY 15, 2008
----------------------------      ----------------------------    --------------
        [Signature]                      [City, State]                [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                    55
                                                           ------------------

Form 13F Information Table Value Total:                            $8,667,403
                                                           ------------------
                                                                (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NO.           FORM 13F FILE NUMBER            NAME
      -------       -----------------------         ----------------------------
      01            028-12928                       Atticus Management Limited

                                                       Atticus Capital LP
                                                   Form 13F Information Table
                                                  Quarter Ended March 31, 2008



                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY
                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/        Shared   Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE  Defined  Other  Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------

ACORDA THERAPEUTICS INC       COM    00484M106    $11,901     663,000  SH              DEFINED           1        663,000
------------------------------------------------------------------------------------------------------------------------------------

AMERCO                        COM    023586100    $78,889   1,381,831  SH              DEFINED           1      1,381,831
------------------------------------------------------------------------------------------------------------------------------------

ANGLOGOLD ASHANTI LIMITED     ADR    035128206    $31,175     918,000  SH              DEFINED           1        918,000
------------------------------------------------------------------------------------------------------------------------------------

BAIDU COM INC                 ADR    056752108   $130,982     546,600  SH              DEFINED           1        546,600
------------------------------------------------------------------------------------------------------------------------------------

BANCO BRADESCO SA             ADR    059460303    $39,625   1,427,400  SH              DEFINED           1      1,427,400
------------------------------------------------------------------------------------------------------------------------------------

BANCO ITAU HLDG FINANCIERA    ADR    059602201    $38,865   1,707,600  SH              DEFINED           1      1,707,600
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                 COM    09247X101     $4,439      21,742  SH              DEFINED           1         21,742
------------------------------------------------------------------------------------------------------------------------------------

BOEING CO                     COM    097023105    $15,729     211,500  SH              DEFINED           1        211,500
------------------------------------------------------------------------------------------------------------------------------------

BPW ACQUISITION CORP          UNIT   055637201     $9,560   1,000,000  SH              DEFINED           1      1,000,000
------------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD ASSET MGMT INC     CL A   112585104    $25,566     952,900  SH              DEFINED           1        952,900
------------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE    COM    12189T104   $845,344   9,166,600  SH              DEFINED           1      9,166,600
------------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD          COM    136385101    $95,407   1,397,700  SH              DEFINED           1      1,397,700
------------------------------------------------------------------------------------------------------------------------------------

CHINA TELECOM CORP LTD        ADR    169426103    $11,723     186,589  SH              DEFINED           1        186,589
------------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY
                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/        Shared   Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE  Defined  Other  Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------

CLEAN ENERGY FUELS CORP       COM    184499101     $3,340     250,000  SH              DEFINED           1        250,000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE SANEAMENTO
BASIC                         ADR    20441A102    $31,159     702,877  SH              DEFINED           1        702,877
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE    ADR    204412100    $39,822   1,149,600  SH  CALL        DEFINED           1      1,149,600
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                COM    20825C104    $22,596     296,500  SH  CALL        DEFINED           1        296,500
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                COM    20825C104   $776,604  10,190,314  SH              DEFINED           1     10,190,314
------------------------------------------------------------------------------------------------------------------------------------
                              COM
CONSECO INC                   NEW    208464883    $49,980   4,900,000  SH              DEFINED           1      4,900,000
------------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP        COM    228227104   $431,132  12,500,203  SH              DEFINED           1     12,500,203
------------------------------------------------------------------------------------------------------------------------------------

CSX CORPORATION               COM    126408103    $28,035     500,000  SH  CALL        DEFINED           1        500,000
------------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES INC    COM    291345106     $3,769   2,256,600  SH              DEFINED           1      2,256,600
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GOLD                        COM    35671D857 $1,108,797  11,523,563  SH              DEFINED           1     11,523,563
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER
& GOLD                        COM    35671D857   $213,118   2,214,900  SH  CALL        DEFINED           1      2,214,900
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP             COM    370442105     $7,917     415,580  SH              DEFINED           1        415,580
------------------------------------------------------------------------------------------------------------------------------------

GENOMIC HEALTH INC            COM    37244C101    $48,135   2,548,186  SH              DEFINED           1      2,548,186
------------------------------------------------------------------------------------------------------------------------------------

GOLD FIELDS LTD               ADR    38059T106   $116,831   8,447,651  SH              DEFINED           1      8,447,651
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO
DEL PAC                       ADR    400506101   $198,811   4,418,024  SH              DEFINED           1      4,418,024
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY
                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/        Shared   Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE  Defined  Other  Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL
SURESTE                       ADR    40051E202     $6,738     118,251  SH              DEFINED           1        118,251
------------------------------------------------------------------------------------------------------------------------------------

INCYTE CORP                   COM    45337C102     $3,681     350,200  SH              DEFINED           1        350,200
------------------------------------------------------------------------------------------------------------------------------------

KT CORP                       ADR    48268K101     $9,391     395,430  SH              DEFINED           1        395,430
------------------------------------------------------------------------------------------------------------------------------------

LIBERTY ACQUISITION
HOLDINGS CORP                 UNIT   53015Y206    $26,000   2,500,000  SH              DEFINED           1      2,500,000
------------------------------------------------------------------------------------------------------------------------------------

MARRIOTT INTERNATIONAL        CL A   571903202     $1,316      38,300  SH              DEFINED           1         38,300
------------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC                CL A   57636Q104    $43,394     194,600  SH  CALL        DEFINED           1        194,600
------------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC                CL A   57636Q104   $807,599   3,621,683  SH              DEFINED           1      3,621,683
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL FINL PARTNERS
CORP                          COM    63607P208    $17,295     769,683  SH              DEFINED           1        769,683
------------------------------------------------------------------------------------------------------------------------------------

NEWMONT MINING CORP           COM    651639106    $46,315   1,022,400  SH              DEFINED           1      1,022,400
------------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP         COM    655844108   $104,398   1,921,900  SH              DEFINED           1      1,921,900
------------------------------------------------------------------------------------------------------------------------------------

NYMEX HOLDINGS INC            COM    62948N104    $17,188     189,655  SH              DEFINED           1        189,655
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                 COM    629491101   $861,196  13,955,540  SH              DEFINED           1     13,955,540
------------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE CORP DEL      COM    674599105   $542,548   7,414,900  SH              DEFINED           1      7,414,900
------------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD             ADR    71646E100     $4,369      34,865  SH              DEFINED           1         34,865
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION          VOTING AUTHORITY
                                               Fair Market
                                                  Value      Shares or
                           Title of   Cusip        (in       Principal SH/ Put/        Shared   Shared Other
Issuer                       Class    Number    thousands)     Amount  PRN Call  SOLE  Defined  Other  Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW           COM    71902E109     $4,112     336,800  SH              DEFINED           1        336,800
------------------------------------------------------------------------------------------------------------------------------------

PT TELECOMUNIKASI INDONESIA   ADR    715684106    $25,057     597,443  SH              DEFINED           1        597,443
------------------------------------------------------------------------------------------------------------------------------------

SCHWAB CHARLES CORP NEW       COM    808513105     $1,066      56,600  SH              DEFINED           1         56,600
------------------------------------------------------------------------------------------------------------------------------------

SK TELECOM LTD                ADR    78440P108       $572      26,459  SH              DEFINED           1         26,459
------------------------------------------------------------------------------------------------------------------------------------
                              ADR
SONY CORP                     NEW    835699307     $2,033      50,730  SH              DEFINED           1         50,730
------------------------------------------------------------------------------------------------------------------------------------

STARWOOD HOTELS &
RESORTS WRLD                  COM    85590A401     $1,397      27,000  SH              DEFINED           1         27,000
------------------------------------------------------------------------------------------------------------------------------------

SYNVISTA THERAPEUTICS INC     COM    87164M100     $3,240   1,600,000  SH              DEFINED           1      1,600,000
------------------------------------------------------------------------------------------------------------------------------------

TRANSALTA CORP                COM    89346D107    $21,814     701,000  SH              DEFINED           1        701,000
------------------------------------------------------------------------------------------------------------------------------------

UNIBANCO-UNIAO DE BANCOS
BRA                           GDR    90458E107    $70,940     608,192  SH              DEFINED           1        608,192
------------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP                COM    907818108 $1,123,255   8,958,803  SH              DEFINED           1      8,958,803
------------------------------------------------------------------------------------------------------------------------------------

VERISIGN                      COM    92343E102     $3,507     105,500  SH              DEFINED           1        105,500
------------------------------------------------------------------------------------------------------------------------------------

VISA, INC.                    COM    92826C839   $486,377   7,799,500  SH              DEFINED           1      7,799,500
------------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO                 COM    959802109    $13,354     627,855  SH              DEFINED           1        627,855
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market
Value (in thousands)                            $8,667,403
------------------------------------------------------------------------------------------------------------------------------------


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON, KEVIN TAGAMI and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Management LLC, Atticus Holdings LP, Atticus Capital Holdings LLC or Atticus Capital LP (collectively, "Atticus"), and each of their affiliates, including Atticus LP Incorporated, Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to
Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of June 7, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 10, 2008.

                                        /s/ Timothy R. Barakett
                                        ----------------------------
                                        Timothy R. Barakett